Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
For the fiscal year ending December 31,	Office Premises
2021	$228,091
2022	228,091
2023	228,091
2024	228,091
2025	171,069
1,083,433